Disclosures on Individual Items of the Financial Statements (Details) - Schedule of reconciliation of the effective tax rate - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of the effective tax rate [Abstract]
Profit before tax from continuing operations	€ (87,227)	€ (10,325)	€ (10,559)
Tax using the Company’s domestic tax rate	25,710	3,043	3,112
Difference in tax rates	(10,516)
No-deductible expenses	(582)	(30)	(14)
Non-recognition of deferred taxes on losses	(7,319)	(2,968)	(4,585)
Permanent differences	(7,736)
Others	30		(3)
Taxes on income	€ (413)	€ 45	€ (1,490)